Subsequent Events	12 Months Ended
Mar. 31, 2013
Subsequent Events

22. SUBSEQUENT EVENTS

On May 10, 2013, the Company’s Board of Directors resolved to pay a cash dividend to shareholders of record on March 31, 2013 of ¥9 per common share (¥45 per 5 common shares), a total of ¥11,307 million.